Business Combination - Schedule of Fair Values of the Assets Acquired and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Cash		$ 357
Accounts receivable		1,215
Inventory		1,597
Indemnification asset - PPP Loan		518
Prepaid expenses		8
Fixed assets		3,753
Intangible assets		8,300
Total assets acquired		15,748
Accounts payable		68
Paycheck Protection Program (PPP) loan		518
Accrued expenses		475
Total liabilities assumed		1,061
Total identifiable net assets		14,687
Goodwill		2,945
Fathom LLC
Business Acquisition [Line Items]
Cash		125
Accounts receivable		2,298
Inventory		333
Prepaid expenses		351
Fixed assets		4,627
Intangible assets		14,100
Total assets acquired		21,834
Accounts payable		1,852
Accrued expenses		491
Other current liabilities		141
Taxes payable		158
Long-term debt		63
Total liabilities assumed		2,705
Total identifiable net assets		19,129
Goodwill		10,706
ICO Mold
Business Acquisition [Line Items]
Cash		105
Accounts receivable		800
Inventory		88
Prepaid expenses		20
Fixed assets		62
Intangible assets		5,500
Total assets acquired		6,575
Accounts payable		678
Accrued expenses		194
Taxes payable		12
Total liabilities assumed		884
Total identifiable net assets		5,691
Goodwill		13,526
Incodema
Business Acquisition [Line Items]
Cash		63
Accounts receivable		2,370
Inventory		735
Other current assets		3
Prepaid expenses		77
Fixed assets		2,277
Intangible assets		19,300
Total assets acquired		24,825
Accounts payable		324
Accrued expenses		110
Taxes payable		286
Total liabilities assumed		720
Total identifiable net assets		24,105
Goodwill		16,459
Newchem
Business Acquisition [Line Items]
Cash		69
Accounts receivable		741
Inventory		487
Other current assets		1
Prepaid expenses		8
Fixed assets		1,949
Intangible assets		2,800
Total assets acquired		6,055
Accounts payable		223
Accrued expenses		35
Taxes payable		61
Total liabilities assumed		319
Total identifiable net assets		5,736
Goodwill		767
Daholquist Machine | Incodema Holdings LLC
Business Acquisition [Line Items]
Cash		0
Accounts receivable		2,645
Inventory		1,184
Other current assets		30
Prepaid expenses		201
Fixed assets		4,229
Intangible assets		20,100
Total assets acquired		28,389
Accounts payable		244
Accrued expenses		231
Other current liabilities		644
Total liabilities assumed		1,119
Total identifiable net assets		27,270
Goodwill		$ 7,758
Summit Tooling And Summit Plastics
Business Acquisition [Line Items]
Cash	$ 40
Accounts receivable	627
Inventory	339
Fixed assets	4,371
Intangible assets	5,000
Total assets acquired	10,377
Accounts payable	40
Deferred revenue	776
Other current liabilities	95
Other noncurrent liabilities	1,323
Total liabilities assumed	2,234
Total identifiable net assets	8,143
Goodwill	2,732
PPP
Business Acquisition [Line Items]
Cash	162
Accounts receivable	899
Inventory	480
Fixed assets	2,413
Intangible assets	14,200
Total assets acquired	18,154
Accounts payable	148
Accrued expenses	79
Total liabilities assumed	227
Total identifiable net assets	17,927
Goodwill	7,794
Centex | Incodema Holdings LLC
Business Acquisition [Line Items]
Cash	0
Accounts receivable	1,775
Inventory	524
Other current assets	1
Prepaid expenses	108
Fixed assets	1,787
Intangible assets	6,243
Total assets acquired	10,438
Accounts payable	252
Paycheck Protection Program (PPP) loan	649
Accrued expenses	271
Other current liabilities	23
Other noncurrent liabilities	1,234
Total liabilities assumed	2,429
Total identifiable net assets	8,009
Goodwill	3,765
Laser | Incodema Holdings LLC
Business Acquisition [Line Items]
Cash	68
Accounts receivable	900
Inventory	622
Other current assets	2
Prepaid expenses	1
Fixed assets	760
Intangible assets	3,557
Total assets acquired	5,910
Accounts payable	568
Paycheck Protection Program (PPP) loan	0
Accrued expenses	27
Other current liabilities	44
Other noncurrent liabilities	703
Total liabilities assumed	1,342
Total identifiable net assets	4,568
Goodwill	2,378
Micropulse West
Business Acquisition [Line Items]
Cash	70
Accounts receivable	866
Inventory	333
Other current assets	10
Fixed assets	2,490
Intangible assets	7,000
Total assets acquired	10,769
Accounts payable	139
Accrued expenses	13
Other current liabilities	99
Total liabilities assumed	251
Total identifiable net assets	10,518
Goodwill	$ 3,229